Insurance (Tables)	9 Months Ended
Sep. 30, 2021
Insurance [Abstract]
Statutory information	Net earnings and capital and surplus on a statutory basis for GALIC and its insurance subsidiaries were as follows (in millions):

	Net Earnings			Capital and Surplus
	2020	2019	2018	2020	2019
GALIC consolidated life insurance companies	$209	$34	$802	$2,897	$2,868

Reinsurance Recoverable, Allowance for Credit Loss	A progression of the 2020 allowance for expected credit losses is shown below (in millions):

Recoverables from Reinsurers
Balance at January 1	$—
Impact of adoption of new accounting policy	5
Provision for expected credit losses	2

Balance at December 31	$7

Schedule of reserve liabilities for annuity benefits accumulated	The liabilities included in GALIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in millions):

	2020	2019
Expected death and annuitization	$260	$232
Guaranteed withdrawal benefits	817	625
Accrued persistency and premium bonuses	—	1